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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(adress of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------


                           INVESTMENT COMPANY REPORT


ROMA RESTAURANT HOLDING, INC.
Security        77599R980          Meeting Type       Special
Ticker Symbol   ROMA               Meeting Date       17-Jul-2015
ISIN                               Agenda             Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------
1.    PROPOSAL TO AUTHORIZE THE COMPANY TO REDEEM,               Management
      REPURCHASE, OR OTHERWISE ACQUIRE UP TO 200,000                        Abstain
      SHARES OF THE COMPANY'S COMMON STOCK (THE
      "STOCK REPURCHASE AUTHORIZATION").


2.    PROPOSAL TO ADJOURN THE SPECIAL MEETING IF                 Management
      NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE                      For       For
      ARE NOT SUFFICIENT VOTES TO APPROVE THE STOCK
      REPURCHASE AUTHORIZATION.





                           INVESTMENT COMPANY REPORT

PITNEY BOWES INTERNATIONAL HOLDINGS, INC
Security       724481866     Meeting Type  Annual
Ticker Symbol  PBOWO         Meeting Date  09-Dec-2015
ISIN           US7244818669  Agenda        934296472 - Management


                                                          FOR/AGAINST
ITEM  PROPOSAL                            TYPE       VOTE MANAGEMENT
----  --------                            ---------- ---- -----------
1.    DIRECTOR                            Management
        1   MARK J. GENTILE                          For      For
        2   JEFFREY SIMPSON                          For      For
2.    RATIFICATION OF THE SELECTION OF    Management For      For
      PRICEWATERHOUSECOOPERS LLP AS
      INDEPENDENT PUBLIC ACCOUNTANTS FOR
      THE COMPANY FOR THE YEAR ENDING
      DECEMBER 31, 2016.



                           INVESTMENT COMPANY REPORT

CITIGROUP INC.
Security       172967424     Meeting Type  Annual
Ticker Symbol  C             Meeting Date  26-Apr-2016
ISIN           US1729674242  Agenda        934339183 - Management

                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE         VOTE   MANAGEMENT
----  --------                                                      ----------- ------- -----------
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT                       Management  For       For
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO                       Management  For       For
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES                        Management  For       For
1D.   ELECTION OF DIRECTOR: PETER B. HENRY                          Management  For       For
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER                          Management  For       For
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES                          Management  For       For
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE                       Management  For       For
1H.   ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management  For       For
1I.   ELECTION OF DIRECTOR: GARY M. REINER                          Management  For       For
1J.   ELECTION OF DIRECTOR: JUDITH RODIN                            Management  For       For
1K.   ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management  For       For
1L.   ELECTION OF DIRECTOR: JOAN E. SPERO                           Management  For       For
1M.   ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management  For       For
1N.   ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management  For       For
1O.   ELECTION OF DIRECTOR: JAMES S. TURLEY                         Management  For       For
1P.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO PONCE DE LEON           Management  For       For
2.    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S        Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.
3.    ADVISORY APPROVAL OF CITI'S 2015 EXECUTIVE COMPENSATION.      Management  Against   Against
4.    APPROVAL OF AN AMENDMENT TO THE CITIGROUP 2014 STOCK          Management  Against   Against
      INCENTIVE PLAN AUTHORIZING ADDITIONAL SHARES.
5.    APPROVAL OF THE AMENDED AND RESTATED 2011 CITIGROUP           Management  Against   Against
      EXECUTIVE PERFORMANCE PLAN.
6.    STOCKHOLDER PROPOSAL REQUESTING A REPORT DEMONSTRATING THE    Shareholder Against   For
      COMPANY DOES NOT HAVE A GENDER PAY GAP.
7.    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND      Shareholder Against   For
      GRASSROOTS LOBBYING CONTRIBUTIONS.
8.    STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD APPOINT A      Shareholder Against   For
      STOCKHOLDER VALUE COMMITTEE.
9.    STOCKHOLDER PROPOSAL REQUESTING AN AMENDMENT TO THE GENERAL   Shareholder Against   For
      CLAWBACK POLICY.
10.   STOCKHOLER PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY  Shareholder Against   For
      PROHIBITING THE VESTING OF EQUITY-BASED AWARDS FOR SENIOR
      EXECUTIVES DUE TO A VOLUNTARY RESIGNATION TO ENTER
      GOVERNMENT SERVICE.



                           INVESTMENT COMPANY REPORT

GROUPE EUROTUNNEL S.E, PARIS
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  27-Apr-2016
ISIN           FR0010533075  Agenda        706706251 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------
CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  06 APR 2016: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                              Non-Voting
      INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL
      LINK: https://balo.journal-officiel.gouv.fr/pdf/2016/0224/201602241600578.pdf.
      THIS IS A REVISION DUE TO CHANGE IN NUMBERING OF RESOLUTION 17 FROM "E.17 TO
      O.17"- and RECEIPT OF ADDITIONAL URL LINK:
      https://balo.journal-officiel.gouv.fr/pdf/2016/0406/201604061601164.pdf. IF
      YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU
      DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1   Assessment and approval of the corporate financial statements for the financial         Management For      For
      year ended on December 31, 2015
O.2   Allocation of income for the financial year ended on December 31, 2015                  Management For      For
O.3   Assessment and approval of the consolidated financial statements for the financial      Management For      For
      yea ended on December 31, 2015
O.4   Special auditors' report on the financial statements pusuant to the development of      Management For      For
      a regulated agreement made during a previous financial year
O.5   18 month authorisation granted to the Board of Directors to allow the company to        Management For      For
      buyback and operate in relation to its own shares.
O.6   Advisory review of the compensation owed or paid to Mr. Jacques Gounon, Chief           Management For      For
      Executive Officer for the financial year ended on December 31, 2015
O.7   Advisory review of the compensation owed or paid to Mr. Emmanuel Moulin, Managing       Management For      For
      Director for the financial year ended on December 31, 2015
O.8   Renewal of Peter Levene's term of office as Director                                    Management For      For
O.9   Renewal of Colette Lewiner's term of office as Director                                 Management For      For
O.10  Renewal of Colette Newville's term of office as Director                                Management For      For
O.11  Renewal of Perrette Rey's term of office as Director                                    Management For      For
O.12  Renewal of Jean-Pierre Trotignon's term of office as Director                           Management For      For
E.13  12 month delegation of authority granted to the Board of Directors to proceed with      Management For      For
      a collective free allocation of shares to all non-management employees of the company and companies directly or indirectly related thereto pursuant to Article
      L.225-197-2 of the commercial code.
E.14  12 month delegation of authority granted to the Board of Directors to freely allocate,  Management For      For
      under performance conditions, shares to all managing executive officers and employees of the company and companies directly or indirectly related thereto pursuant to
      Article l.225-197-2 of the commerical code.
E.15  18 month authorisation granted to the Board of Directors to reduce capital by           Management For      For
      cancelling shares.
E.16  Updating of Article 2 of the by-laws.                                                   Management For      For
O.17  Powers to carry out all legal formalities.                                              Management For      For



                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  Annual
Ticker Symbol  NL              Meeting Date  19-May-2016
ISIN           US6291564077    Agenda        934357585 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   KEITH R. COOGAN                                                  For       For
        2   LORETTA J. FEEHAN                                                For       For
        3   ROBERT D. GRAHAM                                                 For       For
        4   CECIL H. MOORE, JR.                                              For       For
        5   THOMAS P. STAFFORD                                               For       For
        6   STEVEN L. WATSON                                                 For       For
2.    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER  Management Against   Against
      COMPENSATION.



               INVESTMENT COMPANY REPORT

VISKASE COMPANIES, INC.
Security       92831R201       Meeting Type  Annual
Ticker Symbol  VKSC            Meeting Date  14-JUN-2016
ISIN           US92831R2013    Agenda        934441015 - Management



                                                   FOR/AGAINST
ITEM  PROPOSAL                     TYPE       VOTE MANAGEMENT
----  --------                     ---------- ---- -----------
1.    DIRECTOR                     Management
        1  THOMAS D. DAVIS                    For      For
        2  DENISE BARTON                      For      For
        3  SUNGHWAN CHO                       For      For
        4  JONATHAN FRATES                    For      For
        5  PETER RECK                         For      For
        6  PETER K. SHEA                      For      For






Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 29, 2016
   * Print the name and title of each signing officer under his or her signature By the Commission